Note 9 - Commitments and Contingencies: ScheduleOfCommitmentsAndContingenciesSalary (Tables)	6 Months Ended
Jun. 30, 2012
Tables/Schedules
ScheduleOfCommitmentsAndContingenciesSalary

Chief Executive Officer
Base Annual Salary	$75,000

Although the employment agreement has expired, we have accrued the following for our Chief Executive Officer as of June 30, 2012:

	Accrued Base Salary	Vested Deferred Vacation Compensation
Included in Accrued Payroll at June 30, 2012	$22,834	$14,424